SHARE CAPITAL (Details 2)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of SHARE CAPITAL [Line Items]
Granted	1.18
Exercised	0
Forfeited	0
Expired	0
Outstanding at December 31, 2018	500,000
Exercisable at December 31, 2018	500,000
Granted	$ 1.30
Exercised	0
Forfeited	0
Expired	0
Outstanding at December 31, 2018	1.30
Exercisable at December 31, 2018	$ 1.30
Granted	5 years
Outstanding at December 31, 2018	4 years 11 months 4 days
Exercisable at December 31, 2018	4 years 11 months 4 days